Document and Entity Information	0 Months Ended
May 13, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 13, 2014
Registrant Name	FIRST EAGLE FUNDS
Central Index Key	0000906352
Amendment Flag	false
Document Creation Date	May 13, 2014
Document Effective Date	May 13, 2014
Prospectus Date	May 01, 2014